Parent Company (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-interest revenues
Gain on sale of securities									$ 136	$ 126	$ 16
Other									2,274	2,425	2,164
Total non-interest revenues									(27,927)	(26,927)	(25,586)
Interest income									7,005	6,854	6,696
Interest expense									(1,958)	(2,226)	(2,320)
Total revenues net of interest expense	(8,547)	(8,301)	(8,245)	(7,881)	(8,141)	(7,862)	(7,965)	(7,587)	(32,974)	(31,555)	(29,962)
Expenses
Salaries and employee benefits									6,191	6,597	6,252
Other									6,518	6,573	5,712
Total									(22,976)	(23,114)	(21,894)
Pretax loss	1,980	2,004	1,995	1,909	929	1,870	1,879	1,773	7,888	6,451	6,956
Income tax provision (benefit)									(2,529)	(1,969)	(2,057)
Income from continuing operations									5,359	4,482	4,899
Income from discontinued operations									0	0	36
Net income	1,308	1,366	1,405	1,280	637	1,250	1,339	1,256	5,359	4,482	4,935
Parent Company [Member]
Non-interest revenues
Gain on sale of securities									135	121	15
Other									5	(12)	3
Total non-interest revenues									140	109	18
Interest income									134	137	142
Interest expense									(583)	(609)	(633)
Total revenues net of interest expense									(309)	(363)	(473)
Expenses
Salaries and employee benefits									206	165	173
Other									261	214	186
Total									467	379	359
Pretax loss									(776)	(742)	(832)
Income tax provision (benefit)									(297)	(258)	(346)
Net loss before equity in net income of subsidiaries and affiliates									(479)	(484)	(486)
Equity in net income of subsidiaries and affiliates									5,838	4,966	5,385
Income from continuing operations									5,359	4,482	4,899
Income from discontinued operations									0	0	36
Net income									$ 5,359	$ 4,482	$ 4,935